Goodwill and Intangible Assets - Summary of Changes to Goodwill (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Net of accumulated impairment losses	$ 40.9	$ 40.9	$ 40.9